Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Balanced Fund
Entity Central Index Key	0000004568
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
American Balanced Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class A
Trading Symbol	ABALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 14.95% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher e
qu
ity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, inv
est
ments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average an
nu
al total returns
	1 year	5 years	10 years
American Balanced Fund — Class A (with sales charge) *	8.35%	6.85%	7.50%
American Balanced Fund — Class A (without sales charge) *	14.95%	8.13%	8.14%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fu
nd
statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class C
Trading Symbol	BALCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 14.08% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class C (with sales charge) *	13.08%	7.32%	7.47%
American Balanced Fund — Class C (without sales charge) *	14.08%	7.32%	7.47%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class T
Trading Symbol	TABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 15.21% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class T (with sales charge) 2	12.33%	7.86%	8.55%
American Balanced Fund — Class T (without sales charge) 2	15.21%	8.40%	8.90%
S&P 500 Index 3	25.02%	14.53%	14.51%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.29%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indi
ces LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-1
Trading Symbol	BALFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.87% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-1 *	14.87%	8.07%	8.07%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
Bloo
mberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund sta
tistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-2
Trading Symbol	AMBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.20% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class F-2 *	15.20%	8.36%	8.36%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones In dice
s LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class F-3
Trading Symbol	AFMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.32% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class F-3 2	15.32%	8.47%	9.02%
S&P 500 Index 3	25.02%	14.53%	14.58%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.36%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.29%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lowe
r.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-A
Trading Symbol	CLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.91% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-A (with sales charge) *	10.88%	7.32%	7.69%
American Balanced Fund — Class 529-A (without sales charge) *	14.91%	8.09%	8.07%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund sta
tisti
cs
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-C
Trading Symbol	CLBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.05% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-C (with sales charge) *	13.05%	7.27%	7.67%
American Balanced Fund — Class 529-C (without sales charge) *	14.05%	7.27%	7.67%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributi
on
s are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund stat
isti
cs
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-E
Trading Symbol	CLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.62% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-E *	14.62%	7.84%	7.82%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all
distribut
ions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund s
tatistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-T
Trading Symbol	TAFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.17% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tot
al re
turns
	1 year	5 years	Since inception 1
American Balanced Fund — Class 529-T (with sales charge) 2	12.30%	7.80%	8.49%
American Balanced Fund — Class 529-T (without sales charge) 2	15.17%	8.35%	8.85%
S&P 500 Index 3	25.02%	14.53%	14.51%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.29%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.20%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund sta
tis
tics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-1
Trading Symbol	CLBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.09% for the year
ended
December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class 529-F-1 *	15.09%	8.28%	8.29%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results ass
ume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund sta
tistic
s
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-2
Trading Symbol	FBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.20% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Balanced Fund — Class 529-F-2 2	15.20%	9.76%
S&P 500 Index 3	25.02%	16.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	9.25%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund stat
istic
s
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class 529-F-3
Trading Symbol	FBONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.25% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
American Balanced Fund — Class 529-F-3 2	15.25%	9.81%
S&P 500 Index 3	25.02%	16.89%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	9.25%
Bloomberg U.S. Aggregate Index 3	1.25%	(1.84) %
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distri
bution
s are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-1
Trading Symbol	RLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.06% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration
of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-1 *	14.06%	7.31%	7.30%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
,
and
therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund Class R-2
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2
Trading Symbol	RLBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 141	1.32%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.08% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2 *	14.08%	7.30%	7.31%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund Class R-2E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-2E
Trading Symbol	RAMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.39% for the year ended
December
31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-2E *	14.39%	7.61%	7.65%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund Class R-3
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-3
Trading Symbol	RLBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.57% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-3 *	14.57%	7.77%	7.77%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund Class R-4
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-4
Trading Symbol	RLBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.91% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-4 *	14.91%	8.09%	8.09%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5E
Trading Symbol	RLEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.11% for the
year
ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Balanced Fund — Class R-5E 2	15.11%	8.31%	8.78%
S&P 500 Index 3	25.02%	14.53%	14.05%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	15.04%	8.67%	9.09%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.40%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key
fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-5
Trading Symbol	RLBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup .com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.26% for the year ended December 31, 2024.
That
result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. economic growth remained solid over the year, driven by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take
advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-5 *	15.26%	8.42%	8.42%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
American Balanced Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Balanced Fund®
Class Name	Class R-6
Trading Symbol	RLBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Balanced Fund (the "fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.30% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. economic growth remained solid over the year,
driven
by strong consumer spending despite uncertainties over the presidential election, high interest rates and the labor market. In September, the U.S. Federal Reserve cut interest rates for the first time since 2020, followed by additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The fund’s higher equity exposure, relative to its average over the past 10 years, positioned it to benefit from market momentum across sectors. Investments in the information technology, financials and utilities sectors, among others, saw returns that outpaced the broader portfolio. Bond portfolio returns also rose on an absolute basis, supported by curve positioning in addition to sector and security selection. Curve positioning involves selecting bonds with different maturities to take advantage of expected changes in the yield curve and optimizing the timing and structure of bond investments to seek to enhance overall returns.
On the downside, investments in energy, materials and health care sectors declined, detracting from absolute returns. In the bond portfolio, duration positioning supported results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds. The bond portion overall generated lower returns than the equity portion but can offer diversification from equities and the potential for lower volatility of results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Balanced Fund — Class R-6 *	15.30%	8.47%	8.47%
S&P 500 Index †	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index †	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index †	1.25%	(0.33) %	1.35%
Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC.
Prior Market Index Comparison [Text Block]	The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 236,070,000,000
Holdings Count | Holding	3,825
Advisory Fees Paid, Amount	$ 483,000,000
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 236,070
Total number of portfolio holdings	3,825
Total advisory fees paid (in millions)	$ 483
Portfolio turnover rate including mortgage dollar roll transactions	131%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.